Retirement benefit obligations - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ 2,906
At 31 December	2,575	£ 2,906
Other postretirement benefits plan
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(39)	(44)
Actuarial gains	2	4
Insurance premiums paid	2	3
Charge for the year	(2)	(2)
At 31 December	£ (37)	£ (39)